CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 7,622	$ 12,862	$ 24,568
Other comprehensive income (loss) before tax:
Foreign currency translation adjustments	4,386	(608)	(4,294)
Unrealized income (loss) on foreign currency cash flow hedge		738	(589)
Unrealized income (loss) on available for sale marketable securities	21
Income tax benefit (expense) related to components of other comprehensive income (loss)	(8)	(241)	92
Total other comprehensive income (loss), net of tax	4,399	(111)	(4,791)
Comprehensive income	12,021	12,751	19,777
Less - comprehensive income (loss) attributable to non-controlling interest	432		(768)
Comprehensive income attributable to controlling interest	$ 11,589	$ 12,751	$ 20,545